UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

Semi-Annual Report	April 30, 2016

Investment Adviser: PineBridge Investments LLC

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-225-4164; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 27.7%
	Shares	Value

AUSTRIA — 0.1%
OMV	2,711	$81,362

BELGIUM — 0.3%
Anheuser-Busch InBev	167	20,671
KBC Groep	1,418	79,610
Proximus SADP	1,739	58,493
UCB	362	27,088

		185,862

BERMUDA — 0.1%
Aspen Insurance Holdings	1,267	58,725

CANADA — 0.3%
Alimentation Couche-Tard, Cl B	174	7,627
Bank of Montreal	2,177	141,826
Barrick Gold	1,406	27,219
H&R Real Estate Investment Trust ‡	953	16,649

		193,321

CHILE — 0.1%
Antofagasta	9,752	68,852

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CHINA — 0.0%
YY ADR *	79	$4,963

DENMARK — 0.5%
AP Moeller — Maersk, Cl A	11	14,978
AP Moeller — Maersk, Cl B	53	74,529
Carlsberg, Cl B	964	93,883
Novo Nordisk, Cl B	3,132	174,871
Pandora	195	25,321

		383,582

FINLAND — 0.1%
Orion, Cl B	96	3,348
UPM-Kymmene	4,617	88,183

		91,531

FRANCE — 1.9%
Air Liquide	1,002	113,587
Airbus Group	1,630	101,926
AXA	9,100	229,397
BNP Paribas	2,526	133,746
Carrefour	4,223	119,656
Christian Dior	452	79,369
Cie Generale des Etablissements Michelin	898	93,726
Danone	1,289	90,286
Engie	4,792	79,014
LVMH Moet Hennessy Louis Vuitton	257	42,700
Orange	6,030	99,980
Sanofi	257	21,220
TOTAL	554	27,867
Vivendi	4,412	84,671

		1,317,145

GERMANY — 1.3%
Allianz	1,349	228,998
BASF	1,890	156,144
Bayer	1,414	163,125
Bayerische Motoren Werke	1,123	103,515
Beiersdorf	363	32,571
Continental	421	92,461
E.ON	8,517	87,860
Henkel & KGaA	140	14,224

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

GERMANY — continued
RWE	588	$8,783
Siemens	45	4,695

		892,376

HONG KONG — 0.2%
Agricultural Bank of China, Cl H	4,000	1,449
China Telecom, Cl H	234,000	116,443
Chongqing Rural Commercial Bank, Cl H	10,000	5,273
Industrial & Commercial Bank of China, Cl H	27,000	14,654

		137,819

IRELAND — 0.1%
Bank of Ireland*	234,668	71,208

ITALY — 0.4%
Enel	10,588	47,986
Fiat Chrysler Automobiles	2,615	20,990
Finmeccanica*	271	3,423
Intesa Sanpaolo	39,804	110,298
Intesa Sanpaolo-RSP	30,117	79,179
Saipem	30,171	14,441

		276,317

JAPAN — 7.6%
ABC-Mart	500	32,797
Aeon	1,600	24,542
AEON Financial Service	600	13,541
Aeon Mall	3,700	51,071
Air Water	1,000	14,942
Aisin Seiki	500	20,052
Alfresa Holdings	800	15,600
Alps Electric	100	1,823
Amada Holdings	200	2,007
ANA Holdings	16,000	45,844
Asahi Group Holdings	2,300	73,311
Asahi Kasei	3,000	21,116
Asics	300	5,993
Astellas Pharma	3,200	44,532
Bridgestone	2,500	95,474
Brother Industries	700	8,276
Canon	300	8,689
Central Japan Railway	500	90,320

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Chiba Bank	8,000	$41,843
Chubu Electric Power	4,500	59,760
Chugai Pharmaceutical	1,400	48,909
Chugoku Electric Power	3,400	45,129
Concordia Financial Group *	12,100	58,271
Dai Nippon Printing	7,000	67,600
Daicel	3,700	45,784
Daihatsu Motor	3,500	48,566
Dai-ichi Life Insurance	4,400	53,156
Daiichi Sankyo	3,300	79,897
Daikin Industries	1,100	90,492
Daito Trust Construction	200	28,896
Daiwa Securities Group	10,000	59,866
Denso	1,500	59,058
East Japan Railway	100	9,134
Eisai	1,300	82,592
Electric Power Development	400	12,347
FamilyMart	1,100	59,307
FANUC	100	15,291
Fast Retailing	100	27,104
Fuji Electric	13,000	57,314
Fuji Heavy Industries	2,900	99,370
FUJIFILM Holdings	2,100	89,050
Fujitsu	4,000	14,469
Hankyu Hanshin Holdings	8,000	50,705
Hikari Tsushin	400	30,108
Hino Motors	200	2,004
Hirose Electric	500	61,328
Hitachi	13,000	61,930
Hitachi Chemical	2,400	41,696
Hitachi Construction Machinery	3,300	54,106
Hitachi High-Technologies	1,200	32,748
Hitachi Metals	100	1,055
Hokuhoku Financial Group	25,000	31,703
Honda Motor	1,300	35,985
Hoshizaki Electric	300	25,384
Hoya	2,100	83,000
Idemitsu Kosan	2,700	59,360
IHI	12,000	26,317
Iida Group Holdings	2,800	52,534

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Inpex	7,800	$64,266
Isetan Mitsukoshi Holdings	2,400	25,575
ITOCHU	5,800	76,118
Itochu Techno-Solutions	4,000	78,927
Iyo Bank	1,500	9,932
J Front Retailing	4,100	49,500
Japan Airport Terminal	400	14,389
Japan Post Bank	2,500	31,602
Japan Retail Fund Investment ‡	22	54,711
Japan Tobacco	900	36,970
JFE Holdings	1,400	19,878
JTEKT	1,600	20,633
Kajima	10,000	63,711
Kakaku.com	1,200	21,803
Kamigumi	2,000	18,031
Kansai Electric Power *	900	8,180
Kao	1,600	91,001
Kawasaki Heavy Industries	16,000	46,749
KDDI	4,600	135,690
Kirin Holdings	2,400	35,575
Koito Manufacturing	300	13,202
Komatsu	200	3,534
Konica Minolta	200	1,795
Kyocera	1,300	66,107
Marubeni	12,500	68,098
Mazda Motor	3,600	57,833
Medipal Holdings	4,500	73,559
Mitsubishi Estate	3,000	59,095
Mitsubishi Motors	2,000	8,340
Mitsubishi UFJ Financial Group	32,200	154,591
Mixi	300	10,299
Mizuho Financial Group	70,800	110,061
MS&AD Insurance Group Holdings	1,800	49,375
Murata Manufacturing	200	26,301
Nexon	2,100	31,435
NGK Insulators	1,000	20,690
NH Foods	1,000	22,701
NHK Spring	200	1,776
Nippon Express	5,000	23,577
Nippon Prologis ‡	1	2,393
Nippon Steel & Sumitomo Metal	2,600	56,231

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Nippon Telegraph & Telephone	2,300	$104,211
Nippon Yusen	6,000	12,097
Nissin Foods Holdings	700	32,515
Nomura Real Estate Holdings	700	12,944
NSK	100	910
NTT DOCOMO	1,500	36,297
ORIX	400	5,869
Osaka Gas	9,000	32,369
Panasonic	9,700	89,301
Rakuten	200	2,186
Recruit Holdings	300	9,629
Seven & i Holdings	200	8,449
Shin-Etsu Chemical	1,700	97,816
SMC	300	73,143
SoftBank Group	800	44,575
Sony	400	10,281
Sumitomo Dainippon Pharma	5,300	68,889
Sumitomo Heavy Industries	7,000	30,622
Sumitomo Mitsui Financial Group	800	25,235
Suzuki Motor	2,600	74,131
Takeda Pharmaceutical	500	24,483
Tohoku Electric Power	4,100	53,743
Tokio Marine Holdings	2,500	85,246
Toyota Motor	4,100	214,360

		5,386,633

MALAYSIA — 0.1%
Berjaya Sports Toto	135,500	105,445

NETHERLANDS — 0.5%
ASML Holding	303	29,283
Heineken	1,024	95,972
Heineken Holding	1,026	84,693
Koninklijke Ahold	7,277	158,319

		368,267

NORWAY — 0.4%
DNB	7,089	90,771
Norsk Hydro	19,968	86,872
Yara International	2,110	84,485

		262,128

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

PORTUGAL — 0.2%
EDP — Energias de Portugal	22,959	$81,602
Galp Energia SGPS	5,949	81,709

		163,311

PUERTO RICO — 0.1%
Popular	1,202	35,723

SINGAPORE — 0.0%
Jardine Cycle & Carriage	700	20,102

SOUTH AFRICA — 0.0%
Barclays Africa Group	2,114	21,429

SOUTH KOREA — 0.1%
Hanwha Life Insurance	11,681	68,483

SPAIN — 0.9%
ACS Actividades de Construccion y Servicios	2,343	77,468
Aena * (B)	605	86,283
Amadeus IT Holding, Cl A	2,084	94,831
Banco de Sabadell	4,873	9,313
Banco Santander	27,628	139,861
Endesa	10,001	209,967
Gas Natural SDG	264	5,491
Iberdrola	3,914	27,805

		651,019

SWEDEN — 0.3%
Assa Abloy, Cl B	4,219	88,474
Atlas Copco, Cl B	2,282	54,759
Getinge, Cl B	811	17,148
Investment Kinnevik, Cl B	1,252	36,014

		196,395

SWITZERLAND — 1.5%
ABB	4,643	98,155
Actelion	42	6,786
Adecco	1,256	80,849
Baloise Holding	613	75,850
Coca-Cola HBC	3,809	77,918
Lonza Group	542	90,173
Nestle	2,109	157,191
Novartis	1,241	94,695

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

SWITZERLAND — continued
Partners Group Holding	195	$80,293
Roche Holding	407	102,886
Schindler Holding	429	78,126
Sonova Holding	589	78,713
Swiss Re	243	21,557
TE Connectivity	600	35,688
Wolseley	116	6,476

		1,085,356

TAIWAN — 0.1%
Cheng Shin Rubber Industry	5,000	10,402
Chunghwa Telecom	2,000	6,759
Hon Hai Precision Industry	14,000	33,467

		50,628

UNITED KINGDOM — 2.7%
3i Group	8,471	58,619
Admiral Group	2,760	74,889
Aggreko	371	5,893
ARM Holdings	6,254	85,669
AstraZeneca	64	3,673
Aviva	12,121	76,581
Barratt Developments	10,219	79,511
BP	19,542	106,720
British American Tobacco	3,030	184,618
BT Group, Cl A	18,161	117,608
Carnival	2,395	118,877
Compass Group	5,700	101,525
Direct Line Insurance Group	3,454	18,264
GlaxoSmithKline	1,218	25,966
HSBC Holdings	30,984	204,858
Investec	1,023	7,818
ITV	22,353	73,553
Legal & General Group	24,965	81,382
Mondi	4,101	78,378
Next	83	6,167
Persimmon	768	22,297
RELX	5,002	88,435
Royal Dutch Shell, Cl A	724	18,825
Royal Dutch Shell, Cl B	830	21,660
Royal Mail	11,618	82,655

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM — continued
Shire	1,956	$121,780
SSE	2,302	50,790
Vodafone Group	2,756	8,827

		1,925,838

UNITED STATES — 7.8%
3M	225	37,661
AES	3,573	39,875
Aetna	43	4,828
Aflac	741	51,107
Alaska Air Group	1,100	77,474
Alphabet, Cl C *	38	26,334
American Express	728	47,633
American National Insurance	126	14,631
Amgen	241	38,150
AmTrust Financial Services	1,122	27,882
Antero Resources *	1,510	42,733
Anthem	882	124,158
Apple	159	14,905
Archer-Daniels-Midland	5,331	212,919
Arista Networks *	700	46,634
AT&T	1,016	39,441
Avangrid	867	34,767
Bank of America	1,313	19,117
Berkshire Hathaway, Cl B *	397	57,756
Best Buy	77	2,470
Boeing	289	38,957
Boston Properties ‡	277	35,694
Brixmor Property Group ‡	798	20,150
Bunge	149	9,313
BWX Technologies	2,000	66,780
Cardinal Health	410	32,169
Carnival	507	24,868
Carter’s	100	10,667
CenturyLink	1,259	38,966
Chevron	362	36,989
Cigna	56	7,758
Cisco Systems	1,045	28,727
Citigroup	2,030	93,949
Citrix Systems *	313	25,616
Clorox	225	28,177

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES — continued
Cognizant Technology Solutions, Cl A *	348	$20,313
Cullen	552	35,322
Deere	531	44,663
Delta Air Lines	426	17,751
Diamond Offshore Drilling	298	7,229
Dover	639	41,982
Dow Chemical	1,061	55,819
Dr Pepper Snapple Group	102	9,273
Dun & Bradstreet	211	23,297
E*TRADE Financial *	343	8,637
East West Bancorp	902	33,816
Emerson Electric	734	40,098
Entergy	281	21,126
Equity Residential ‡	633	43,088
Exelon	1,429	50,143
Expeditors International of Washington	580	28,774
Express Scripts Holding *	20	1,475
Exxon Mobil	1,129	99,804
F5 Networks *	182	19,065
Facebook, Cl A *	488	57,379
First Horizon National	2,481	34,932
First Republic Bank	564	39,660
Foot Locker	158	9,708
Ford Motor	3,689	50,023
General Dynamics	1,315	184,783
General Electric	2,368	72,816
Gilead Sciences	1,568	138,314
GNC Holdings, Cl A	153	3,727
Goodyear Tire & Rubber	1,309	37,922
HCA Holdings *	326	26,282
Hologic *	949	31,877
Home Depot	152	20,351
HP	8,574	105,203
Huntington Ingalls Industries	600	86,861
Illinois Tool Works	285	29,788
Intel	560	16,957
International Business Machines	557	81,288
International Paper	61	2,639
Intuitive Surgical *	34	21,296
Johnson & Johnson	576	64,558

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES — continued
JPMorgan Chase	2,031	$128,360
Lear	499	57,450
Legg Mason	810	26,009
Lockheed Martin	165	38,343
LyondellBasell Industries, Cl A	2,075	171,540
Macerich ‡	117	8,901
Marathon Petroleum	1,038	40,565
MDU Resources Group	611	12,256
Medtronic	55	4,353
Memorial Resource Development *	767	10,032
Merck	797	43,707
Microsoft	645	32,166
Mondelez International, Cl A	1,706	73,290
Nasdaq	196	12,095
National Fuel Gas	297	16,484
Nucor	905	45,051
O’Reilly Automotive *	317	83,270
PBF Energy, Cl A	117	3,765
Pfizer	2,346	76,738
Phillips 66	494	40,562
Pilgrim’s Pride *	370	9,957
PPG Industries	235	25,942
Procter & Gamble	582	46,630
Progressive	1,298	42,315
Raymond James Financial	846	44,135
Regions Financial	327	3,067
Rowan, Cl A	611	11,493
Schlumberger	312	25,066
Sempra Energy	82	8,475
Silgan Holdings	295	14,969
Southwestern Energy *	3,334	44,776
Spirit AeroSystems Holdings, Cl A *	1,600	75,440
Steel Dynamics	6,500	163,865
T Rowe Price Group	499	37,570
Target	2,522	200,499
Tesoro	258	20,560
Texas Instruments	653	37,247
Time Warner Cable	183	38,816
Torchmark	732	42,375
Travelers	338	37,146

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares/ Face Amount	Value

UNITED STATES — continued
UGI	569	$22,896
United Continental Holdings *	1,320	60,469
United Technologies	353	36,843
UnitedHealth Group	292	38,451
Unum Group	723	24,734
Valero Energy	1,056	62,167
Verizon Communications	788	40,141
Wal-Mart Stores	1,123	75,095
Wells Fargo	1,035	51,729
Western Union	1,957	39,140
WPX Energy *	2,054	19,842

		5,504,081

TOTAL COMMON STOCK (Cost $18,892,344)		19,607,901

CORPORATE OBLIGATIONS — 16.4%

CONSUMER DISCRETIONARY — 2.6%
21st Century Fox America
Callable 04/15/2045 @ $100
4.950%, 10/15/2045	$6,000	6,654
American Honda Finance MTN
1.200%, 07/14/2017	85,000	85,253
Anheuser-Busch InBev Finance
1.900%, 02/01/2019	15,000	15,215
Anheuser-Busch InBev Finance
Callable 08/01/2045 @ $100
4.900%, 02/01/2046	20,000	22,681
Callable 08/01/2035 @ $100
4.700%, 02/01/2036	50,000	54,681
Callable 11/01/2025 @ $100
3.650%, 02/01/2026	17,000	17,920
Callable 12/01/2022 @ $100
3.300%, 02/01/2023	14,000	14,591
Callable 01/01/2021 @ $100
2.650%, 02/01/2021	27,000	27,730
Anheuser-Busch InBev Worldwide
1.375%, 07/15/2017	49,000	49,212

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
BMW US Capital
1.500%, 04/11/2019 (B)	$17,000	$17,045
Cable One
Callable 06/15/2018 @ $103
5.750%, 06/15/2022 (B)	50,000	51,375
Caesars Entertainment Resort Properties
Callable 10/01/2016 @ $104
8.000%, 10/01/2020	50,000	49,125
Cascades
Callable 07/15/2018 @ $104
5.750%, 07/15/2023 (B)	50,000	47,625
CCO Safari II
Callable 04/23/2035 @ $100
6.384%, 10/23/2035 (B)	10,000	11,543
Callable 04/23/2025 @ $100
4.908%, 07/23/2025 (B)	20,000	21,561
Callable 06/23/2020 @ $100
3.579%, 07/23/2020 (B)	19,000	19,723
CCOH Safari
Callable 02/15/2021 @ $103
5.750%, 02/15/2026 (B)	50,000	51,625
Cinemark USA
Callable 06/01/2018 @ $102
4.875%, 06/01/2023 (B)	40,000	39,704
Clear Channel Worldwide Holdings
Callable 11/15/2017 @ $103
6.500%, 11/15/2022	35,000	33,950
Conn’s
Callable 07/15/2017 @ $105
7.250%, 07/15/2022	50,000	38,875
Diageo Capital
5.750%, 10/23/2017	26,000	27,723
1.500%, 05/11/2017	7,000	7,040
Dollar General
4.125%, 07/15/2017	40,000	41,252
Downstream Development Authority of the Quapaw Tribe of Oklahoma
Callable 06/13/2016 @ $105
10.500%, 07/01/2019 (B)	30,000	28,538

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
ESH Hospitality
Callable 05/01/2020 @ $103
5.250%, 05/01/2025 (B)	$45,000	$44,381
Garda World Security
Callable 11/15/2016 @ $105
7.250%, 11/15/2021 (B)	50,000	40,375
Home Depot
Callable 03/01/2021 @ $100
2.000%, 04/01/2021	12,000	12,140
Hyundai Capital America MTN
2.400%, 10/30/2018 (B)	42,000	42,340
International Game Technology
7.500%, 06/15/2019	50,000	55,062
Interpublic Group of
4.200%, 04/15/2024	25,000	26,169
Interval Acquisition
Callable 04/15/2018 @ $104
5.625%, 04/15/2023 (B)	50,000	51,000
Lee Enterprises
Callable 03/15/2018 @ $105
9.500%, 03/15/2022 (B)	50,000	50,375
Mattamy Group
Callable 06/13/2016 @ $105
6.500%, 11/15/2020 (B)	40,000	38,750
McClatchy
Callable 12/15/2017 @ $105
9.000%, 12/15/2022	50,000	48,000
McDonald’s MTN
Callable 06/09/2045 @ $100
4.875%, 12/09/2045	13,000	14,691
Callable 06/09/2035 @ $100
4.700%, 12/09/2035	15,000	16,337
Callable 10/30/2025 @ $100
3.700%, 01/30/2026	13,000	13,920
MGP Escrow Issuer
Callable 02/01/2024 @ $100
5.625%, 05/01/2024 (B)	11,000	11,468

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Murphy Oil USA
Callable 08/15/2018 @ $103
6.000%, 08/15/2023	$50,000	$52,281
Netflix
5.875%, 02/15/2025	50,000	52,400
Newell Brands
Callable 10/01/2035 @ $100
5.375%, 04/01/2036	9,000	9,863
Callable 01/01/2026 @ $100
4.200%, 04/01/2026	11,000	11,621
Omnicom Group
Callable 01/15/2026 @ $100
3.600%, 04/15/2026	18,000	18,741
O’Reilly Automotive
Callable 12/15/2025 @ $100
3.550%, 03/15/2026	7,000	7,290
PF Chang’s China Bistro
Callable 06/30/2016 @ $105
10.250%, 06/30/2020 (B)	50,000	45,750
Regal Entertainment Group
Callable 06/15/2018 @ $103
5.750%, 06/15/2023	50,000	51,188
Royal Caribbean Cruises
5.250%, 11/15/2022	50,000	53,562
Scientific Games International
Callable 12/01/2018 @ $105
10.000%, 12/01/2022	50,000	41,325
Time
Callable 04/15/2017 @ $104
5.750%, 04/15/2022 (B)	40,000	38,107
Time Warner
Callable 01/15/2045 @ $100
4.850%, 07/15/2045	13,000	14,006
Toyota Motor Credit MTN
2.000%, 10/24/2018	13,000	13,240
1.700%, 02/19/2019	106,000	107,033
Viking Cruises
Callable 05/15/2020 @ $103
6.250%, 05/15/2025 (B)	50,000	40,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Walt Disney MTN
1.650%, 01/08/2019	$11,000	$11,182
1.500%, 09/17/2018	19,000	19,229

		1,832,467

CONSUMER STAPLES — 0.3%
Costco Wholesale
2.250%, 02/15/2022	23,000	23,356
CVS Pass-Through Trust
5.926%, 01/10/2034 (B)	31,254	34,681
JBS USA
Callable 07/15/2019 @ $103
5.875%, 07/15/2024 (B)	60,000	55,800
Kraft Heinz Foods
Callable 02/15/2020 @ $102
4.875%, 02/15/2025 (B)	28,000	30,977
Opal Acquisition
Callable 12/15/2016 @ $107
8.875%, 12/15/2021 (B)	50,000	40,813
SUPERVALU
Callable 11/15/2018 @ $104
7.750%, 11/15/2022	30,000	26,400

		212,027

ENERGY — 1.4%
Anadarko Finance
7.500%, 05/01/2031	6,000	6,881
Anadarko Petroleum
6.450%, 09/15/2036	67,000	72,283
BP Capital Markets
3.245%, 05/06/2022	19,000	19,576
1.676%, 05/03/2019	15,000	15,024
BP Capital Markets
Callable 02/04/2026 @ $100
3.119%, 05/04/2026	12,000	12,113
Bristow Group
Callable 10/15/2017 @ $103
6.250%, 10/15/2022	25,000	20,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Calumet Specialty Products Partners
Callable 04/15/2017 @ $103
6.500%, 04/15/2021	$50,000	$34,500
Carrizo Oil & Gas
Callable 04/15/2018 @ $105
6.250%, 04/15/2023	50,000	48,000
Chevron
1.365%, 03/02/2018	31,000	31,130
Chevron
Callable 09/05/2022 @ $100
2.355%, 12/05/2022	47,000	47,208
Columbia Pipeline Group
2.450%, 06/01/2018 (B)	6,000	5,993
ConocoPhillips
1.500%, 05/15/2018	9,000	8,952
Denbury Resources
Callable 05/01/2017 @ $104
5.500%, 05/01/2022	16,000	10,280
Electricite de France
Callable 04/13/2045 @ $100
4.950%, 10/13/2045 (B)	28,000	30,394
Callable 07/13/2025 @ $100
3.625%, 10/13/2025 (B)	10,000	10,344
Callable 09/13/2020 @ $100
2.350%, 10/13/2020 (B)	59,000	59,723
Energy Transfer Equity
7.500%, 10/15/2020	50,000	50,375
Energy Transfer Partners
Callable 09/15/2044 @ $100
5.150%, 03/15/2045	15,000	12,760
Callable 09/15/2034 @ $100
4.900%, 03/15/2035	13,000	11,176
Enterprise Products Operating
Callable 11/15/2026 @ $100
3.950%, 02/15/2027	12,000	12,427
Exxon Mobil
1.305%, 03/06/2018	19,000	19,117
Genesis Energy
Callable 06/15/2019 @ $103
5.625%, 06/15/2024	50,000	45,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Hess
7.875%, 10/01/2029	$5,000	$5,663
5.600%, 02/15/2041	4,000	3,928
Hilcorp Energy I
Callable 06/01/2019 @ $103
5.000%, 12/01/2024 (B)	50,000	46,500
Kinder Morgan
Callable 01/15/2021 @ $100
5.000%, 02/15/2021 (B)	13,000	13,462
Kinder Morgan Energy Partners
6.500%, 04/01/2020	49,000	53,284
Laredo Petroleum
Callable 05/01/2017 @ $104
7.375%, 05/01/2022	16,000	15,680
MEG Energy
Callable 07/30/2017 @ $103
6.375%, 01/30/2023 (B)	50,000	38,094
Noble Energy
Callable 05/15/2044 @ $100
5.050%, 11/15/2044	17,000	16,094
Callable 08/15/2024 @ $100
3.900%, 11/15/2024	18,000	17,896
Oasis Petroleum
Callable 09/15/2017 @ $103
6.875%, 03/15/2022	50,000	44,625
Occidental Petroleum
Callable 10/15/2045 @ $100
4.400%, 04/15/2046	14,000	14,925
Oglethorpe Power
Callable 10/01/2045 @ $100
4.250%, 04/01/2046	9,000	8,901
Petroleos Mexicanos
5.500%, 06/27/2044	30,000	26,400
Shell International Finance BV
2.250%, 11/10/2020	23,000	23,395
2.125%, 05/11/2020	19,000	19,256
1.250%, 11/10/2017	18,000	18,021
Tesoro Logistics
Callable 10/15/2016 @ $105
6.125%, 10/15/2021	26,000	26,585

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Transcanada Trust
Callable 05/20/2025 @ $100
5.625%, 05/20/2075 (C)	$16,000	$14,360
WPX Energy
Callable 07/01/2020 @ $100
7.500%, 08/01/2020	25,000	23,813

		1,014,888

FINANCIALS — 5.7%
Abbey National Treasury Services
2.500%, 03/14/2019	5,000	5,078
Ally Financial
Callable 10/20/2025 @ $100
5.750%, 11/20/2025	80,000	81,000
American International Group
Callable 07/15/2034 @ $100
3.875%, 01/15/2035	9,000	8,345
Callable 02/01/2021 @ $100
3.300%, 03/01/2021	4,000	4,124
Assurant
6.750%, 02/15/2034	92,000	110,127
Bank of America MTN
4.250%, 10/22/2026	66,000	67,457
3.950%, 04/21/2025	25,000	24,966
2.625%, 10/19/2020	13,000	13,117
2.600%, 01/15/2019	66,000	67,147
Bank of Nova Scotia
4.500%, 12/16/2025	24,000	24,733
BankUnited
Callable 08/17/2025 @ $100
4.875%, 11/17/2025	41,000	41,270
Barclays
Callable 12/15/2018 @ $100
8.250%, 12/29/2049 (C)	250,000	250,633
BNP Paribas
Callable 03/30/2021 @ $100
7.625%, 12/29/2049 (B) (C)	200,000	204,500
Citigroup
6.000%, 10/31/2033	11,000	12,414
4.600%, 03/09/2026	12,000	12,470

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
4.450%, 09/29/2027	$21,000	$21,395
4.400%, 06/10/2025	89,000	91,858
3.875%, 03/26/2025	11,000	10,927
Communications Sales & Leasing
Callable 04/15/2018 @ $105
6.000%, 04/15/2023 (B)	50,000	49,750
Credit Acceptanc
7.375%, 03/15/2023	50,000	47,375
Credit Agricole
Callable 12/23/2025 @ $100
8.125%, 12/31/2049 (B) (C)	250,000	258,124
Credit Suisse Group
Callable 12/11/2023 @ $100
7.500%, 12/11/2048 (B) (C)	200,000	198,649
Discover Financial Services
Callable 12/04/2024 @ $100
3.750%, 03/04/2025	24,000	23,789
DuPont Fabros Technology
Callable 06/15/2018 @ $104
5.625%, 06/15/2023	50,000	51,625
Enova International
Callable 06/01/2017 @ $107
9.750%, 06/01/2021	50,000	37,500
Essex Portfolio
Callable 01/15/2026 @ $100
3.375%, 04/15/2026	6,000	6,070
Fifth Third Bancorp
Callable 09/30/2019 @ $100
4.900%, 12/29/2049 (C)	51,000	44,561
First Horizon National
Callable 11/15/2020 @ $100
3.500%, 12/15/2020	59,000	59,221
First Niagara Financial Group
7.250%, 12/15/2021	40,000	46,327
6.750%, 03/19/2020	156,000	175,797
Goldman Sachs Group
Callable 05/10/2020 @ $100
5.375%, 12/31/2049 (C)	12,000	11,586
Callable 04/21/2045 @ $100
4.750%, 10/21/2045	13,000	13,834

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
Goldman Sachs Group
6.750%, 10/01/2037	$68,000	$82,435
6.125%, 02/15/2033	24,000	29,387
5.150%, 05/22/2045	7,000	7,198
4.250%, 10/21/2025	31,000	31,653
Greystar Real Estate Partners
Callable 12/01/2017 @ $106
8.250%, 12/01/2022 (B)	38,000	39,520
Harland Clarke Holdings
Callable 03/01/2017 @ $103
6.875%, 03/01/2020 (B)	35,000	31,850
Intesa Sanpaolo MTN
Callable 09/17/2025 @ $100
7.700%, 12/29/2049 (B) (C)	200,000	185,000
iStar
Callable 07/01/2018 @ $103
6.500%, 07/01/2021	28,000	27,580
Jackson National Life Global Funding
3.050%, 04/29/2026 (B)	42,000	42,005
JPMorgan Chase
4.950%, 06/01/2045	11,000	11,897
3.250%, 09/23/2022	66,000	68,533
JPMorgan Chase
Callable 04/30/2024 @ $100
6.125%, 12/29/2049 (C)	11,000	11,290
Callable 02/01/2021 @ $100
2.550%, 03/01/2021	57,000	57,800
Kennedy-Wilson
Callable 04/01/2019 @ $103
5.875%, 04/01/2024	50,000	48,875
Lloyds Bank MTN
6.500%, 09/14/2020 (B)	100,000	112,118
Massachusetts Mutual Life Insurance
4.500%, 04/15/2065 (B)	22,000	20,133
MetLife
Callable 11/13/2045 @ $100
4.600%, 05/13/2046	11,000	11,575
Morgan Stanley MTN
5.000%, 11/24/2025	24,000	26,123
4.750%, 03/22/2017	43,000	44,326

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
4.100%, 05/22/2023	$93,000	$96,153
2.800%, 06/16/2020	13,000	13,255
National Financial Partners
Callable 07/15/2016 @ $107
9.000%, 07/15/2021 (B)	30,000	29,850
National Rural Utilities Cooperative Finance
1.100%, 01/27/2017	40,000	40,072
0.950%, 04/24/2017	11,000	11,005
National Rural Utilities Cooperative Finance
Callable 04/30/2023 @ $100
4.750%, 04/30/2043 (C)	44,000	42,020
Navient MTN
5.625%, 08/01/2033	50,000	35,250
New York Life Global Funding
2.100%, 01/02/2019 (B)	68,000	69,217
1.650%, 05/15/2017 (B)	68,000	68,518
Omega Healthcare Investors
Callable 10/15/2025 @ $100
5.250%, 01/15/2026	15,000	15,346
Callable 01/01/2024 @ $100
4.950%, 04/01/2024	28,000	28,622
Callable 01/01/2027 @ $100
4.500%, 04/01/2027	40,000	38,441
Pacific LifeCorp
6.000%, 02/10/2020 (B)	30,000	33,268
Principal Life Global Funding II
3.000%, 04/18/2026 (B)	13,000	12,999
Prudential Financial
Callable 06/15/2023 @ $100
5.625%, 06/15/2043 (C)	52,000	54,198
Callable 05/15/2025 @ $100
5.375%, 05/15/2045 (C)	13,000	13,215
Quicken Loans
Callable 05/01/2020 @ $103
5.750%, 05/01/2025 (B)	50,000	47,000
Regions Financial
Callable 01/08/2021 @ $100
3.200%, 02/08/2021	22,000	22,187
Royal Bank of Canada MTN
4.650%, 01/27/2026	19,000	19,801

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
Royal Bank of Scotland Group
Callable 08/10/2025 @ $100
8.000%, 12/29/2049 (C)	$200,000	$191,687
SunTrust Banks
Callable 02/03/2021 @ $100
2.900%, 03/03/2021	21,000	21,364
Synchrony Financial
Callable 05/15/2024 @ $100
4.250%, 08/15/2024	34,000	34,918
TD Ameritrade Holding
Callable 02/01/2022 @ $100
2.950%, 04/01/2022	15,000	15,416
US Bancorp MTN
Callable 03/27/2026 @ $100
3.100%, 04/27/2026	9,000	9,056
Wells Fargo
Callable 06/15/2025 @ $100
5.875%, 12/31/2049 (C)	24,000	25,635
Wells Fargo MTN
4.900%, 11/17/2045	4,000	4,325
4.300%, 07/22/2027	36,000	38,396
Wells Fargo Capital X
5.950%, 12/15/2036	18,000	18,468
XLIT
5.500%, 03/31/2045	23,000	22,491
4.450%, 03/31/2025	9,000	9,044

		4,046,284

HEALTH CARE — 0.8%
Baxalta
Callable 04/23/2022 @ $100
3.600%, 06/23/2022 (B)	19,000	19,520
Centene
Callable 02/15/2019 @ $105
6.125%, 02/15/2024 (B)	50,000	52,749
CTR Partnership
Callable 06/01/2017 @ $103
5.875%, 06/01/2021	50,000	50,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

HEALTH CARE — continued
Express Scripts Holding
Callable 11/25/2025 @ $100
4.500%, 02/25/2026	$18,000	$19,288
Forest Laboratories
4.875%, 02/15/2021 (B)	40,000	43,732
HCA
Callable 12/15/2025 @ $100
5.250%, 06/15/2026	70,000	72,712
HCA
5.375%, 02/01/2025	50,000	51,125
IASIS Healthcare
Callable 06/13/2016 @ $102
8.375%, 05/15/2019	50,000	47,750
Johnson & Johnson
Callable 09/01/2045 @ $100
3.700%, 03/01/2046	4,000	4,248
Laboratory Corp of America Holdings
3.200%, 02/01/2022	10,000	10,181
Laboratory Corp of America Holdings
Callable 08/01/2044 @ $100
4.700%, 02/01/2045	8,000	8,155
Callable 11/01/2024 @ $100
3.600%, 02/01/2025	24,000	24,463
RegionalCare Hospital Partners Holdings
Callable 05/01/2019 @ $106
8.250%, 05/01/2023 (B)	40,000	41,600
UnitedHealth Group
3.350%, 07/15/2022	13,000	13,790
2.125%, 03/15/2021	19,000	19,176
1.400%, 12/15/2017	17,000	17,089
Valeant Pharmaceuticals International
Callable 03/15/2017 @ $103
5.375%, 03/15/2020 (B)	36,000	31,883

		527,836

INDUSTRIALS — 1.4%
Air Canada
Callable 04/01/2017 @ $104
8.750%, 04/01/2020 (B)	50,000	53,625

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

INDUSTRIALS — continued
Callable 10/01/2016 @ $103
6.750%, 10/01/2019 (B)	$40,000	$41,850
Aircastle
5.000%, 04/01/2023	14,000	14,254
Amcor Finance USA
Callable 01/28/2026 @ $100
3.625%, 04/28/2026 (B)	17,000	17,122
BAE Systems Holdings
4.750%, 10/07/2044 (B)	15,000	15,706
3.800%, 10/07/2024 (B)	23,000	23,807
Baytex Energy
Callable 06/01/2019 @ $103
5.625%, 06/01/2024 (B)	50,000	38,000
Boeing
2.350%, 10/30/2021	14,000	14,437
0.950%, 05/15/2018	58,000	57,999
Clean Harbors
Callable 12/01/2016 @ $103
5.125%, 06/01/2021 (B)	13,000	13,130
Danaher
Callable 03/15/2045 @ $100
4.375%, 09/15/2045	14,000	15,674
Callable 06/15/2025 @ $100
3.350%, 09/15/2025	15,000	15,906
Gates Global
Callable 07/15/2017 @ $103
6.000%, 07/15/2022 (B)	40,000	34,800
General Cable
Callable 10/01/2017 @ $103
5.750%, 10/01/2022	50,000	44,875
General Electric MTN
Callable 04/13/2017 @ $100
1.250%, 05/15/2017	60,000	60,249
General Electric MTN
5.875%, 01/14/2038	36,000	47,463
2.700%, 10/09/2022	32,000	33,049
Great Lakes Dredge & Dock
Callable 06/13/2016 @ $102
7.375%, 02/01/2019	50,000	47,625

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

INDUSTRIALS — continued
Griffon
Callable 03/01/2017 @ $104
5.250%, 03/01/2022	$12,000	$12,060
H&E Equipment Services
Callable 09/01/2017 @ $104
7.000%, 09/01/2022	50,000	50,500
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	53,000	63,728
Ingersoll-Rand Luxembourg Finance
Callable 05/01/2044 @ $100
4.650%, 11/01/2044	12,000	12,429
John Deere Capital MTN
1.550%, 12/15/2017	57,000	57,631
1.125%, 06/12/2017	46,000	46,139
Moog
Callable 12/01/2017 @ $104
5.250%, 12/01/2022 (B)	40,000	40,400
Penske Truck Leasing Lp
Callable 12/01/2021 @ $100
3.375%, 02/01/2022 (B)	15,000	15,078
RR Donnelley & Sons
6.000%, 04/01/2024	50,000	45,000
Sydney Airport Finance Pty
Callable 01/28/2026 @ $100
3.625%, 04/28/2026 (B)	8,000	8,054
Textron
Callable 12/15/2025 @ $100
4.000%, 03/15/2026	4,000	4,110
Union Pacific
Callable 0 @ $100
4.375%, 11/15/2065	14,000	14,393
United Rentals North America
Callable 07/15/2020 @ $103
5.500%, 07/15/2025	50,000	49,723
Valmont Industries
Callable 0 @ $100
5.250%, 10/01/2054	8,000	7,074

		1,015,890

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

INFORMATION TECHNOLOGY — 1.2%
Apple
Callable 08/23/2035 @ $100
4.500%, 02/23/2036	$10,000	$10,901
Callable 12/23/2022 @ $100
2.850%, 02/23/2023	24,000	24,762
Apple
2.850%, 05/06/2021	21,000	22,069
Automatic Data Processing
Callable 08/15/2020 @ $100
2.250%, 09/15/2020	8,000	8,257
Avnet
Callable 01/15/2026 @ $100
4.625%, 04/15/2026	11,000	11,331
Belden
Callable 07/15/2019 @ $103
5.250%, 07/15/2024 (B)	35,000	34,125
Blackboard
Callable 06/13/2016 @ $106
7.750%, 11/15/2019 (B)	3,000	2,400
Cisco Systems
2.200%, 02/28/2021	23,000	23,470
2.125%, 03/01/2019	47,000	48,212
1.400%, 02/28/2018	25,000	25,185
Corning
1.500%, 05/08/2018	13,000	12,950
Diebold
Callable 04/15/2019 @ $106
8.500%, 04/15/2024 (B)	37,000	37,462
Fidelity National Information Services
Callable 07/15/2025 @ $100
5.000%, 10/15/2025	15,000	16,562
Harris
Callable 10/27/2044 @ $100
5.054%, 04/27/2045	21,000	22,715
Callable 10/27/2034 @ $100
4.854%, 04/27/2035	26,000	27,810
Hewlett Packard Enterprise
Callable 04/15/2045 @ $100
6.350%, 10/15/2045 (B)	22,000	21,934

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Callable 04/15/2035 @ $100
6.200%, 10/15/2035 (B)	$25,000	$24,969
Callable 07/15/2025 @ $100
4.900%, 10/15/2025 (B)	20,000	20,758
Intel
1.350%, 12/15/2017	42,000	42,282
International Business Machines
1.800%, 05/17/2019	100,000	101,266
Micron Technology
Callable 04/15/2019 @ $104
7.500%, 09/15/2023 (B)	35,000	36,225
Callable 05/01/2020 @ $103
5.625%, 01/15/2026 (B)	14,000	11,060
Microsoft
1.300%, 11/03/2018	18,000	18,148
Oracle
Callable 11/15/2034 @ $100
3.900%, 05/15/2035	7,000	7,167
Oracle
2.800%, 07/08/2021	36,000	37,769
Plantronics
Callable 05/15/2018 @ $104
5.500%, 05/31/2023 (B)	50,000	50,124
Rackspace Hosting
Callable 01/15/2019 @ $105
6.500%, 01/15/2024 (B)	50,000	49,438
Sabre GLBL
Callable 04/15/2018 @ $104
5.375%, 04/15/2023 (B)	50,000	50,875
Total System Services
Callable 01/01/2026 @ $100
4.800%, 04/01/2026	6,000	6,276
Callable 03/01/2021 @ $100
3.800%, 04/01/2021	7,000	7,266
Visa
Callable 06/14/2045 @ $100
4.300%, 12/14/2045	15,000	16,485
Callable 09/14/2025 @ $100
3.150%, 12/14/2025	18,000	18,872

		849,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS — 1.1%
A Schulman
Callable 06/01/2018 @ $105
6.875%, 06/01/2023 (B)	$25,000	$25,062
Airgas
Callable 07/01/2020 @ $100
3.050%, 08/01/2020	14,000	14,293
AK Steel
Callable 06/13/2016 @ $104
8.750%, 12/01/2018	50,000	51,625
Aleris International
Callable 04/01/2018 @ $105
9.500%, 04/01/2021 (B)	50,000	52,250
ArcelorMittal
7.250%, 02/25/2022	50,000	52,594
Clearwater Paper
Callable 02/01/2018 @ $102
4.500%, 02/01/2023	50,000	49,500
Crown Cork & Seal
7.375%, 12/15/2026	50,000	55,000
Domtar
Callable 08/15/2043 @ $100
6.750%, 02/15/2044	37,000	38,955
Eco Services Operations
Callable 11/01/2017 @ $104
8.500%, 11/01/2022 (B)	25,000	24,125
FMG Resources August 2006 Pty
Callable 03/01/2018 @ $110
9.750%, 03/01/2022 (B)	50,000	52,565
Callable 06/01/2016 @ $104
8.250%, 11/01/2019 (B)	25,000	26,114
Georgia-Pacific
Callable 04/15/2023 @ $100
3.734%, 07/15/2023 (B)	51,000	53,963
Callable 12/01/2024 @ $100
3.600%, 03/01/2025 (B)	63,000	65,795
Georgia-Pacific
5.400%, 11/01/2020 (B)	32,000	36,061
Goldcorp
Callable 12/09/2043 @ $100
5.450%, 06/09/2044	29,000	28,166

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS — continued
Novelis
Callable 06/13/2016 @ $104
8.750%, 12/15/2020	$25,000	$25,813
Owens-Brockway Glass Container
5.375%, 01/15/2025 (B)	50,000	51,188
PQ
Callable 05/15/2019 @ $103
6.750%, 11/15/2022 (B)	7,000	7,219
Steel Dynamics
Callable 10/01/2017 @ $103
5.125%, 10/01/2021	50,000	51,125
SunCoke Energy Partners
Callable 06/13/2016 @ $106
7.375%, 02/01/2020 (B)	3,000	2,295
Callable 06/13/2016 @ $106
7.375%, 02/01/2020 (B)	8,000	6,120
Unifrax I
Callable 06/13/2016 @ $102
7.500%, 02/15/2019 (B)	11,000	8,718
Valspar
Callable 10/15/2025 @ $100
3.950%, 01/15/2026	14,000	14,498

		793,044

TELECOMMUNICATION SERVICES — 0.9%
AT&T
Callable 11/15/2045 @ $100
4.750%, 05/15/2046	17,000	17,130
Callable 11/15/2034 @ $100
4.500%, 05/15/2035	32,000	32,184
Callable 12/15/2044 @ $100
4.350%, 06/15/2045	31,000	29,057
AT&T
5.800%, 02/15/2019	10,000	11,108
Block Communications
Callable 06/13/2016 @ $104
7.250%, 02/01/2020 (B)	3,000	3,015
CenturyLink
Callable 01/01/2025 @ $100
5.625%, 04/01/2025	50,000	45,412

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

TELECOMMUNICATION SERVICES — continued
Cequel Communications Holdings I
Callable 06/13/2016 @ $105
6.375%, 09/15/2020 (B)	$15,000	$15,357
Cogent Communications Group
Callable 12/01/2021 @ $100
5.375%, 03/01/2022 (B)	30,000	29,850
Frontier Communications
Callable 06/15/2025 @ $100
11.000%, 09/15/2025 (B)	95,000	95,950
Intelsat Jackson Holdings
Callable 06/13/2016 @ $102
7.250%, 04/01/2019	50,000	41,000
McGraw-Hill Global Education Holdings
Callable 05/15/2019 @ $106
7.875%, 05/15/2024 (B)	3,000	3,075
Sprint
7.250%, 09/15/2021	95,000	76,712
Sprint Communications
7.000%, 03/01/2020 (B)	50,000	51,313
T-Mobile USA
Callable 01/15/2021 @ $103
6.500%, 01/15/2026	30,000	31,800
Verizon Communications
Callable 05/01/2034 @ $100
4.400%, 11/01/2034	4,000	4,077
Verizon Communications
6.400%, 09/15/2033	8,000	10,035
4.862%, 08/21/2046	32,000	34,295
4.672%, 03/15/2055	28,000	27,078
4.522%, 09/15/2048	51,000	51,754

		610,202

UTILITIES — 1.0%
AES
Callable 03/15/2019 @ $103
5.500%, 03/15/2024	50,000	50,625
Arizona Public Service
Callable 12/15/2019 @ $100
2.200%, 01/15/2020	8,000	8,105

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

UTILITIES — continued
Dominion Gas Holdings
Callable 05/01/2043 @ $100
4.800%, 11/01/2043	$21,000	$21,889
Dominion Resources
Callable 10/01/2024 @ $100
5.750%, 10/01/2054 (C)	32,000	30,800
Duke Energy Progress
Callable 06/15/2021 @ $100
3.000%, 09/15/2021	21,000	22,188
Dynegy
Callable 11/01/2018 @ $104
7.375%, 11/01/2022	50,000	49,389
Entergy Arkansas
Callable 12/15/2024 @ $100
4.950%, 12/15/2044	20,000	20,753
Callable 01/01/2026 @ $100
3.500%, 04/01/2026	9,000	9,714
Entergy Louisiana
Callable 01/15/2025 @ $100
4.950%, 01/15/2045	9,000	9,225
Exelon
Callable 12/15/2044 @ $100
5.100%, 06/15/2045 (B)	13,000	14,729
Callable 12/15/2034 @ $100
4.950%, 06/15/2035 (B)	7,000	7,687
Callable 10/15/2045 @ $100
4.450%, 04/15/2046	15,000	15,485
Callable 01/15/2026 @ $100
3.400%, 04/15/2026	14,000	14,364
Exelon Generation
Callable 12/15/2019 @ $100
2.950%, 01/15/2020	13,000	13,196
FirstEnergy
7.375%, 11/15/2031	44,000	53,474
Georgia Power
Callable 01/01/2026 @ $100
3.250%, 04/01/2026	2,000	2,074
Hydro-Quebec
1.375%, 06/19/2017	57,000	57,263

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value

UTILITIES — continued
Louisville Gas & Electric
Callable 04/01/2045 @ $100
4.375%, 10/01/2045	$5,000	$5,601
NRG Energy
Callable 07/15/2018 @ $103
6.250%, 07/15/2022	50,000	49,016
South Carolina Electric & Gas
Callable 0 @ $100
5.100%, 06/01/2065	10,000	11,337
Southern
1.300%, 08/15/2017	80,000	79,952
Southern Power
Callable 09/01/2025 @ $100
4.150%, 12/01/2025	17,000	17,760
Talen Energy Supply
Callable 06/01/2020 @ $103
6.500%, 06/01/2025	50,000	44,379
TerraForm Power Operating
Callable 02/01/2018 @ $104
5.875%, 02/01/2023 (B)	50,000	43,625
Trans-Allegheny Interstate Line
Callable 03/01/2025 @ $100
3.850%, 06/01/2025 (B)	10,000	10,482

		663,112

TOTAL CORPORATE OBLIGATIONS (Cost $11,287,483)		11,564,875

EXCHANGE TRADED FUNDS — 9.2%

UNITED STATES — 9.2%
Credit Suisse Floating Rate High Income Fund, Cl I	386,153	2,556,334
Nuveen Symphony Floating Rate Income Fund, Cl I	131,621	2,544,240
PowerShares DB Commodity Index Tracking Fund	75,300	1,097,874
PowerShares Senior Loan Portfolio	12,900	297,861

TOTAL EXCHANGE TRADED FUNDS (Cost $6,254,619)		6,496,309

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

SOVEREIGN DEBT — 3.0%
	Face Amount (1)		Value

Austria Government Bond
4.850%, 03/15/2026 (B)	EUR	55,000	$89,158
3.150%, 06/20/2044 (B)	EUR	5,000	8,020
Belgium Government Bond
5.000%, 03/28/2035 (B)	EUR	40,000	73,852
3.750%, 06/22/2045	EUR	46,000	78,048
4.250%, 03/28/2041 (B)	EUR	10,000	17,836
Bundesrepublik Deutschland
1.000%, 08/15/2025	EUR	72,000	88,351
France Government Bond OAT
4.500%, 04/25/2041	EUR	35,000	64,870
4.000%, 10/25/2038	EUR	17,000	28,886
Ireland Government Bond
5.400%, 03/13/2025	EUR	24,000	38,016
Italy Buoni Poliennali Del Tesoro
7.250%, 11/01/2026	EUR	22,000	38,883
6.500%, 11/01/2027	EUR	31,000	52,933
5.000%, 09/01/2040	EUR	10,000	16,585
Mexico Government International Bond
4.750%, 03/08/2044		60,000	60,600
4.125%, 01/21/2026		200,000	210,000
3.500%, 01/21/2021		130,000	134,550
Panama Government International Bond
5.200%, 01/30/2020		230,000	253,575
Poland Government International Bond
3.000%, 03/17/2023		230,000	232,013
3.250%, 04/06/2026		230,000	229,425
Province of Quebec Canada
2.500%, 04/20/2026		57,000	56,930
Spain Government Bond
5.150%, 10/31/2044 (B)	EUR	33,000	55,590
5.900%, 07/30/2026 (B)	EUR	16,000	25,643
Sweden Government Bond
1.000%, 11/12/2026	SEK	620,000	77,982
United Kingdom Gilt
5.000%, 03/07/2025	GBP	20,000	37,697
4.500%, 09/07/2034	GBP	40,000	78,510
4.250%, 03/07/2036	GBP	11,000	21,105
4.500%, 12/07/2042	GBP	16,000	33,163

TOTAL SOVEREIGN DEBT (Cost $2,094,988)			2,102,221

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

PREFERRED STOCK — 0.1%
	Shares/ Face Amount	Value

Germany — 0.1%
Bayerische Motoren Werke 4.640%	44	$3,494
Henkel & KGaA 1.470%	816	93,138

TOTAL PREFERRED STOCK (Cost $87,299)		96,632

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%
Tennessee Valley Authority
1.750%, 10/15/2018	$19,000	19,365

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (Cost $19,342)		19,365

U.S. TREASURY OBLIGATIONS — 6.6%
U.S. Treasury Bill
0.574%, 03/30/2017 (A) (D)	3,010,000	2,996,196
U.S. Treasury Bonds
3.000%, 11/15/2045	120,000	128,409
2.500%, 02/15/2046	263,000	254,134
U.S. Treasury Notes
2.250%, 07/31/2021	33,000	34,507
2.125%, 09/30/2021	70,000	72,704
2.125%, 12/31/2021	58,000	60,216
2.000%, 10/31/2021	58,000	59,840
1.750%, 02/28/2022	79,000	80,290
1.625%, 02/15/2026	433,000	425,490
1.125%, 02/28/2021	41,000	40,736
0.375%, 10/31/2016	500,000	499,883

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,641,643)		4,652,405

TOTAL INVESTMENTS — 63.0% (Cost $43,277,718)		$44,539,708

Percentages are based on Net Assets of $70,670,604.
*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated.
(A)	Collateral on open futures positions as of April 30, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2016.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

CHF — Swiss Franc

Cl — Class

EAFE — Europe, Australasia and Far East

EUR — Euro

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

GBP — British Pound

S&P — Standard & Poor’s

SEK — Swedish Krona

The open futures contracts held by the Fund at April 30, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
BP Currency	(25)	Jun-2016	$(53,021)
CHF Currency	(9)	Jun-2016	(25,286)
DJ Euro Stoxx 50 Index	274	Jun-2016	95,851
Euro	(34)	Jun-2016	(100,098)
FTSE 100 Index	(17)	Jun-2016	(38,622)
Japanese Yen	(46)	Jun-2016	(293,688)
MEX BOLSA Index Future	153	Jun-2016	108,971
MINI MSCI EAFE	(22)	Jun-2016	(24,361)
Russell 1000 Value Index	37	Jun-2016	108,306
Russell 2000 Index E-MINI	44	Jun-2016	277,621
S&P 500 Index E-MINI	(17)	Jun-2016	(16,921)
SGX S&P CNX Nifty Index	157	May-2016	(38,213)
Topix Index	74	Jun-2016	(134,169)
U.S. 2-Year Treasury Note	(4)	Jul-2016	(1,836)
U.S. 5-Year Treasury Note	(17)	Jun-2016	(11,528)
U.S. 10-Year Treasury Note	(14)	Jun-2016	(12,027)
U.S. Long Treasury Bond	(11)	Jun-2016	(4,298)

			$(163,319)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

For the period ended April 30, 2016, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following table summarizes the inputs used as of April 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stock
Austria	$81,362	$—		$—	$81,362
Belgium	185,862	—		—	185,862
Bermuda	58,725	—		—	58,725
Canada	193,321	—		—	193,321
Chile	68,852	—		—	68,852
China	4,963	—		—	4,963
Denmark	383,582	—		—	383,582
Finland	91,531	—		—	91,531
France	1,317,145	—		—	1,317,145
Germany	892,376	—		—	892,376
Hong Kong	137,819	—		—	137,819
Ireland	71,208	—		—	71,208
Italy	276,317	—		—	276,317
Japan	99,502	5,287,131	†	—	5,386,633
Malaysia	105,445	—		—	105,445
Netherlands	368,267	—		—	368,267
Norway	262,128	—		—	262,128
Portugal	163,311	—		—	163,311
Puerto Rico	35,723	—		—	35,723
Singapore	20,102	—		—	20,102
South Africa	21,429	—		—	21,429
South Korea	68,483	—		—	68,483
Spain	651,019	—		—	651,019
Sweden	196,395	—		—	196,395
Switzerland	1,085,356	—		—	1,085,356
Taiwan	50,628	—		—	50,628
United Kingdom	1,925,838	—		—	1,925,838
United States	5,504,081	—		—	5,504,081

Total Common Stock	14,320,770	5,287,131		—	19,607,901

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$11,564,875	$—	$11,564,875
Exchange Traded Funds	6,496,309	—	—	6,496,309
Sovereign Debt	—	2,102,221	—	2,102,221
Preferred Stock	96,632	—	—	96,632
U.S. Government Agency Obligation	—	19,365	—	19,365
U.S. Treasury Obligations	—	4,652,405	—	4,652,405

Total Investments in Securities	$20,913,711	$23,625,997	$—	$44,539,708

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$590,749	$—	$—	$590,749
Unrealized Depreciation	(754,068)	—	—	(754,068)

Total Investments in Securities	$(163,319)	$—	$—	$(163,319)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument

For the period ended April 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at period end. For the period ended April 30, 2016, there were no Level 3 securities.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $43,277,718)	$44,539,708
Foreign Currency, at Value (Cost $73,543)	74,136
Cash	27,187,704
Receivable for Investment Securities Sold	543,486
Dividend and Interest Receivable	251,312
Receivable due from Investment Adviser	12,425
Reclaim Receivable	9,495
Other Prepaid Expenses	925

Total Assets	72,619,191

Liabilities:
Variation Margin Payable	1,167,271
Payable for Investment Securities Purchased	720,992
Payable due to Administrator	11,475
Offering Costs Payable	11,011
Payable due to Trustees	2,185
Chief Compliance Officer Fees Payable	1,056
Unrealized Loss on Foreign Spot Currency Contracts	45
Other Accrued Expenses and Other Payables	34,552

Total Liabilities	1,948,587

Net Assets	$70,670,604

Net Assets Consist of:
Paid-in Capital	$69,328,409
Undistributed Net Investment Income	176,162
Accumulated Net Realized Gain on Investments, Futures Contracts and Foreign Currency Transactions	63,622
Net Unrealized Appreciation on Investments	1,261,990
Net Unrealized Depreciation on Futures Contracts	(163,319)
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	3,740

Net Assets	$70,670,604

Institutional Shares:
Net Assets	$70,568,522
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	6,926,592

Net Asset Value, Offering and Redemption Price Per Share	$10.19

Investor Servicing Shares:
Net Assets	$102,082
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	10,010

Net Asset Value, Offering and Redemption Price Per Share	$10.20

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS
Period Ended April 30, 2016* (Unaudited)

Investment Income:
Dividends	$150,592
Interest	92,897
Less: Foreign Taxes Withheld	(16,591)

Total Investment Income	226,898

Expenses:
Investment Advisory Fees	76,070
Administration Fees	22,568
Trustees’ Fees	2,185
Chief Compliance Officer Fees	1,056
Shareholder Serving Fees, Investor Shares	24
Offering Costs (Note 2)	11,011
Transfer Agent Fees	7,805
Legal Fees	6,232
Audit Fees	5,584
Printing Fees	4,128
Registration and Filing Fees	3,196
Custodian Fees	2,973
Other Expenses	12,166

Total Expenses	154,998

Less:
Waiver of Investment Advisory Fees	(76,070)
Reimbursement by Investment Adviser	(28,192)

Net Expenses	50,736

Net Investment Income	176,162

Net Realized Gain (Loss) on:
Investments	44,838
Futures Contracts	35,416
Foreign Currency Transactions	(16,632)

Net Realized Gain	63,622

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,261,990
Futures Contracts	(163,319)
Foreign Currency Translation	3,740

Net Change in Unrealized Appreciation (Depreciation)	1,102,411

Net Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions	1,166,033

Net Increase in Net Assets Resulting from Operations	$1,342,195

* Commenced operations on March 2, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS
Period Ended April 30, 2016* (Unaudited)

Operations:
Net Investment Income	$176,162
Net Realized Gain on Investments, Futures Contracts and Foreign Currency Transactions	63,622
Net Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Translation	1,102,411

Net Increase in Net Assets Resulting From Operations	1,342,195

Capital Share Transactions:
Institutional Shares
Issued	69,228,309

Net Institutional Shares Transactions	69,228,309

Investor Servicing Shares
Issued	100,100

Net Investor Servicing Shares Transactions	100,100

Net Increase in Net Assets From Capital Share Transactions	69,328,409

Total Increase in Net Assets	70,670,604

Net Assets:
Beginning of Period	—

End of Period (including Undistributed Net Investment Income of $176,162)	$70,670,604

Shares Transactions:
Institutional Shares
Issued	6,926,592

Total Institutional Shares Transactions	6,926,592

Investor Servicing Shares
Issued	10,010

Total Investor Servicing Shares Transactions	10,010

Net Increase in Shares Outstanding From Share Transactions	6,936,602

* Commenced operations on March 2, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

	Institutional Shares
	Period Ended April 30, 2016 (Unaudited)(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.03
Net Realized and Unrealized Gain	0.16

Total from Investment Operations	0.19

Net Asset Value, End of Period	$10.19

Total Return †	1.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$70,569
Ratio of Expenses to Average Net Assets	0.50	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.53	%††
Ratio of Net Investment Income to Average Net Assets	1.74	%††
Portfolio Turnover Rate	16	%‡

(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

	Investor Servicing Shares
	Period Ended April 30, 2016 (Unaudited)(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.03
Net Realized and Unrealized Gain	0.17

Total from Investment Operations	0.20

Net Asset Value, End of Period	$10.20

Total Return †	2.00%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$102
Ratio of Expenses to Average Net Assets	0.65	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.68	%††
Ratio of Net Investment Loss to Average Net Assets	1.54	%††
Portfolio Turnover Rate	16	%‡

(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fourteen funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek absolute return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2016, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Futures Contracts — The Fund utilized futures contracts during the period ended April 30, 2016. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2016.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2016, the remaining amount still to be amortized for the Fund was $57,110.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

The fair value of derivative instruments as of April 30, 2016, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Currency contracts	Net Assets — Unrealized			Net Assets — Unrealized
	appreciation on futures contracts	$—	*	depreciation on futures contracts	$472,093	*
Equity contracts	Net Assets — Unrealized			Net Assets — Unrealized
	appreciation on futures contracts	590,749	*	depreciation on futures contracts	252,286	*
Interest rate contracts	Net Assets — Unrealized			Net Assets — Unrealized
	appreciation on futures contracts	—	*	depreciation on futures contracts	29,689	*

Total Derivatives not accounted for as hedging instruments		$590,749			$754,068

*	Includes cumulative appreciation (depreciation) of futures contacts as reported in the Schedule of Investments

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2016, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Total
Currency contracts	$(151,022)	$(151,022)
Equity contracts	186,438	186,438

Total	$35,416	$35,416

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Total
Currency contracts	$(472,093)	$(472,093)
Equity contracts	338,463	338,463
Interest rate contracts	(29,689)	(29,689)

Total	$(163,319)	$(163,319)

4. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2016, the Fund paid $22,568 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 0.50% with respect to Investor Servicing Shares and Institutional Shares of the Fund’s average daily net assets until February 28, 2017 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2017. As of April 30, 2016, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $104,262 expiring in 2019.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended April 30, 2016, were as follows:

	U.S. Government	Other
Purchases	$1,919,804	$42,308,282
Sales	653,618	5,172,323

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$43,277,718	$1,555,242	$(293,252)	$1,261,990

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

9. Concentration of Risks:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

10. Other:

At April 30, 2016, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
PineBridge Dynamic Asset Allocation Fund
Institutional Shares	4	100.0%
Investor Servicing Shares	1	99.9%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2016.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 2, 2016 to April 30, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

DISCLOSURE OF FUND EXPENSES – concluded

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Annualized Expense Ratios	Expenses Paid During Period
PineBridge Dynamic Asset Allocation Fund — Institutional Shares***
Actual Portfolio Return	$1,000.00	$1,019.00	0.50%	$0.81	*
Hypothetical 5% Return	1,000.00	1,022.38	0.50	2.51	**

PineBridge Dynamic Asset Allocation Fund — Investor Servicing Shares***
Actual Portfolio Return	$1,000.00	$1,020.00	0.65%	$1.06	*
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27	**

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 59/366 (to reflect the commencement of operations period shown.)
**	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by182/366 (to reflect the one-half year period shown.)
***	Commenced operations on March 2, 2016.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 17, 2015 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

PineBridge Dynamic Asset Allocation Fund

P.O. Box 588

Portland, ME 04112

1- 877-225-4164

Investment Adviser:

PineBridge Investments LLC

399 Park Avenue, 4th Floor

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016